Cash and bank balances	6 Months Ended
Jun. 30, 2026
Cash and bank balances
Cash and cash equivalents

8Cash and bank balances

	(Unaudited)	(Audited)
	At 30 June	At 31 December
	2026	2025
	USD	USD
Cash at banks	2,085,974	4,414,456
Cash in hand	3,339	—
	2,089,313	4,414,456

For the purpose of the cash flow statement, cash and cash equivalents comprise the following:

	(Unaudited)	(Audited)
	At 30 June	At 31 December
	2026	2025
	USD	USD
Cash attributable to continued operations	2,089,313	4,414,456
Cash attributable to discontinued operations	—	—
	2,089,313	4,414,456